Income Taxes - Summary of Income Taxes Paid, Net of Refunds, by Jurisdiction (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
U.S. Federal		$ 118,131
State	[1]	25,011
Foreign		21,591
Total income tax payments, net of refunds		164,733	$ 124,599	$ 188,443
Mexico [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign		15,082
Other [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign	[1]	$ 6,509

[1]	The amount of income taxes paid, net of refunds, does not meet the 5% disaggregation thresh